BINGHAM McCUTCHEN LLP

150 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110-1726

April 30, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Legg Mason Partners Variable Equity Trust (filing relates to those series listed on the attached Appendix)
(File Nos. 333-91278 and 811-21128)
Rule 497(j) certification

Ladies and Gentlemen:

Legg Mason Partners Variable Equity Trust, a Maryland business trust (the “Registrant”), is the successor issuer to Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust (the “Predecessor Registrant”). On behalf of the Registrant, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectuses and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Nos. 9 and 10 to the Predecessor Registrant’s registration statement on Form N-1A, as incorporated by reference in Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A (collectively, the “Amendments”), would not have differed from those contained in the Amendments. The Amendments, which were filed via the EDGAR system on April, 25, 2007 (Post-Effective Amendment No. 9), April 26, 2007 (Post-Effective Amendment No. 10) and April 30, 2007 (Post-Effective Amendment No. 11), are the most recent amendments to the registration statement relating to the series of the Registrant listed on the attached Appendix.

Please call the undersigned at (617) 951-8567 with any questions relating to this filing.

Sincerely,

/s/ Paul B. Raymond
Paul B. Raymond

APPENDIX

SERIES

Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Capital and Income Portfolio

Legg Mason Partners Variable Equity Index Portfolio

Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Lifestyle Allocation 50%

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value

Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value

Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Aggressive Growth Portfolio

Legg Mason Partners Variable Dividend Strategy Portfolio

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Mid Cap Core Portfolio

Legg Mason Partners Variable Social Awareness Portfolio